Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Bank Loans [Abstract]
Schedule of outstanding balance of short-term bank loans
	December 31, 2022	December 31, 2021

Loan from Bank of Communication	$2,174,796	$1,569,218
Loan from Bank of China	434,959	470,765
Loan from Guangfa Bank	-	2,353,828
	$2,609,755	$4,393,811